Stockholders' equity (Tables)	9 Months Ended
Sep. 30, 2012
Stockholders Equity Note [Abstract]
Schedule of Share-based Compensation, Stock Options, Activity [Table Text Block]
Stock option activity as of and for the nine month period ending September 30, 2012 was as follows:

Common Stock Options	Number of Options	Exercise Price Per Share	Weighted Average Exercise Price	Weighted Average Remaining Life	Aggregate Intrinsic Value
Outstanding, December 31, 2011	3,600,000	$0.90	$0.90	9.34 years	—
Granted	—	—	—
Exercised	—	—	—
Canceled	(10,000)	0.90	0.90
Expired	—	—	—
Outstanding, September 30, 2012	3,590,000	$0.90	$0.90	8.59 years	$11,129,000
Exercisable, September 30, 2012	597,500		$0.90		$1,852,250
Vested and expected to vest, September 30, 2012	3,590,000		$0.90		$11,129,000